LVIP Structured Moderate Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.17%
INVESTMENT COMPANIES–90.17%
Equity Funds–34.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,004,732	$179,487,188
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,972,888	71,281,373
		250,768,561
Fixed Income Fund–29.61%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,642,715	213,610,813
		213,610,813
International Equity Funds–25.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,324,147	42,480,423
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	13,859,733	$143,517,532
		185,997,955
Total Affiliated Investments (Cost $519,581,649)		650,377,329

UNAFFILIATED INVESTMENT–9.88%
INVESTMENT COMPANY–9.88%
Fixed Income Fund–9.88%
Schwab US TIPS ETF	2,642,915	71,226,559
Total Unaffiliated Investment (Cost $68,747,562)		71,226,559

TOTAL INVESTMENTS–100.05% (Cost $588,329,211)	721,603,888
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(330,320)
NET ASSETS APPLICABLE TO 56,115,954 SHARES OUTSTANDING–100.00%	$721,273,568

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderate Allocation Fund–1

LVIP Structured Moderate Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.17%@
Equity Funds-34.77%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$165,454,881	$16,544,149	$18,980,246	$2,477,182	$13,991,222	$179,487,188	11,004,732	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	68,793,960	6,783,551	12,415,350	1,792,584	6,326,628	71,281,373	4,972,888	—	—
Fixed Income Fund-29.61%@
✧✧LVIP SSGA Bond Index Fund	206,510,524	14,412,709	19,087,179	(2,328,535)	14,103,294	213,610,813	20,642,715	—	—
International Equity Funds-25.79%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	40,869,993	172,731	8,766,311	785,576	9,418,434	42,480,423	4,324,147	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	138,055,303	575,770	31,107,382	4,508,975	31,484,866	143,517,532	13,859,733	—	—
Total	$619,684,661	$38,488,910	$90,356,468	$7,235,782	$75,324,444	$650,377,329		$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund–2